INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

8. INVENTORIES

As of December 31, 2023 and 2022, inventories consist of:

	December 31, 2023	December 31, 2022
Raw materials	$3,379	$3,472
Finished goods	1,336,771	510,733
Inventories, gross	$1,340,150	$514,205
Allowance for slow-moving or obsolete inventories	(89,583)	(157,847)
Inventories, net	$1,250,567	$356,358

For the year ended December 31, 2023, there was a reversal of impairments for obsolete inventories in the amount of approximately $53,000. For the year ended December 31, 2022, impairments expense for obsolete inventories were approximately $64,000. For the year ended December 31, 2021, there was a reversal of impairments for obsolete inventories in the amount of approximately $214,000. Impairment charges on inventories are included with administrative expenses.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS